Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 5 – LEASES

(1)	The Company’s office lease in Isfiya, Israel (approximately 1,550 square meters, originally under the Amended Lease Agreement) expired December 31, 2023. Following expiry, the Company agreed to lease a portion of the premises at a monthly fee of $8.3. On April 15, 2024, this lease was extended for two years commencing March 1, 2024, terminable upon 60 days’ notice.

(2)	The Petach Tikva sub-lease (laboratory space) was terminated effective September 8, 2023.

(3)	The Petach Tikva office lease was terminated by the parties in September 2023.

(4)	As of December 31, 2025, operating lease right-of-use assets and current lease liabilities were $16. The Company uses its incremental borrowing rate as the discount rate.